Statement of Changes in Consolidated Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common (in usd per share)	$ 0.44	$ 0.26	$ 0.17
Preferred Class A
Preferred (in usd per share)	$ 2.81	$ 3.75	$ 3.75